Investment in Equity-accounted Investees (OPCs associated companies) (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024
CPV Valley Holdings, LLC [Member] | Opc Energy Ltd [Member]
Disclosure of associates [line items]
Principal place of business		New York	New York
Proportion of ownership interest		50.00%	50.00%
CPV, Three Rivers, LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest	10.00%
CPV, Three Rivers, LLC [Member] | Opc Energy Ltd [Member]
Disclosure of associates [line items]
Principal place of business		Illinois	Illinois
Proportion of ownership interest		10.00%	10.00%
CPV Fairview, LLC [Member] | Opc Energy Ltd [Member]
Disclosure of associates [line items]
Principal place of business		Pennsylvania	Pennsylvania
Proportion of ownership interest		25.00%	25.00%
CPV Maryland, LLC [Member]
Disclosure of associates [line items]
Proportion of ownership interest	25.00%
CPV Maryland, LLC [Member] | Opc Energy Ltd [Member]
Disclosure of associates [line items]
Principal place of business		Maryland	Maryland
Proportion of ownership interest		75.00%	75.00%
CPV Shore Holdings, LLC [Member] | Opc Energy Ltd [Member]
Disclosure of associates [line items]
Principal place of business		New Jersey	New Jersey
Proportion of ownership interest		89.00%	68.00%
CPV Towantic, LLC [Member] | Opc Energy Ltd [Member]
Disclosure of associates [line items]
Principal place of business		Connecticut	Connecticut
Proportion of ownership interest		26.00%	26.00%
CPV Basin Ranch Holdings, LLC [Member] | Opc Energy Ltd [Member]
Disclosure of associates [line items]
Principal place of business		Texas	Texas
Proportion of ownership interest		70.00%	70.00%